Leases	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
LEASES

NOTE 8 – LEASES

The Company leases retail store facilities and distribution centers under non-cancellable operating leases, with terms ranging from one to 15 years, as well as finance leases for software, equipment, and furniture with a term of five years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right-of-use assets and lease liabilities.

Operating lease expenses for lease payment are recognized on a straight-line basis over the lease term. Finance lease cost includes amortization, which is recognized on a straight-line basis over the expected life of the leased assets, and interest expenses, which are recognized following an effective interest rate method. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

Operating Leases

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets as of September 30, 2025 and March 31, 2025:

	September 30, 2025	March 31, 2025
Operating lease right-of-use lease assets	$7,222,465	$6,031,284

Operating lease liabilities – current	$2,244,561	$2,068,399
Operating lease liabilities – non-current	5,050,752	4,003,366
Total operating lease liabilities	$7,295,313	$6,071,765

Other supplemental information for all of operating leases as of September 30, 2025 and March 31, 2025 was as follows:

	September 30, 2025	March 31, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.91	4.00
Weighted average discount rate (1)	5.99%	6.36%

(1)

The Company used incremental borrowing rates ranging from 2.03% to 6.69% for its lease contracts in Japan; incremental borrowing rates ranging from 2.83% to 4.48% for its lease contracts in Hong Kong; incremental borrowing rates ranging from 2.25% to 5.25% for its lease contracts in Canada; and incremental borrowing rates of 8.50% and 5.34% for its lease contracts in Canada and Australia, respectively.

During the six months ended September 30, 2025 and 2024, the Company incurred total operating lease expenses of $1,517,454 and $1,095,430, respectively.

Finance Leases

The components of finance lease expenses were as follows:

	For the Six Months Ended September 30,
	2025	2024
Finance leases cost:
Amortization of right-of-use assets	$50,989	$64,410
Interest on lease liabilities	22,522	33,216
Total finance leases cost	$73,511	$97,626

Supplemental cash flow information related to finance leases was as follows:

	For the Six Months Ended September 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$22,522	$33,216

Supplemental balance sheet information related to leases as of September 30, 2025 and March 31, 2025 was as follows:

	September 30, 2025	March 31, 2025
Finance leases cost:
Software	$507,323	$499,591
Equipment and furniture	970,692	1,024,140
Subtotal	1,478,015	1,523,731
Less: accumulated depreciation	(1,355,728)	(1,343,156)
Property and equipment, net	$122,287	$180,575

The weighted average remaining lease terms and discount rates for all of finance leases as of September 30, 2025 and March 31, 2025 were as follows:

	September 30, 2025	March 31, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.57	1.96
Weighted average discount rate	8.07%	8.07%

The following is a schedule, by years, of maturities of lease liabilities as of September 30, 2025:

	Operating Leases	Finance Leases
Remainder of 2026	$1,340,664	$72,024
2027	2,343,646	100,848
2028	1,847,430	22,218
2029	1,333,449	217
2030	739,650	-
Thereafter	641,876	-
Total lease payments	8,246,715	195,307
Less: imputed interest	(951,402)	(12,837)
Present value of lease liabilities	$7,295,313	$182,470